Note 21 - Loan Notes	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
21	Loan notes

Loan notes - finance costs		2024	2023

Solar loan notes	21.1	395	197
Motapa loan notes		–	612
		395	809

Loan notes - financial liabilities			December 31,
		2024	2023

Solar loan notes	21.1	9,093	7,112
		9,093	7,112

Current		855	665
Non-current		8,238	6,447
		9,093	7,112

21.1	Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry a fixed interest rate of 9.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $9 million of bonds were in issue at the date of approval of these financial statements. $7 million of bonds were issued to Zimbabwean registered commercial entities. Subsequently, these bonds were transferred to Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”), a subsidiary of the Company.

A summary of the bonds is as follows:

		December 31,
	2024	2023
Balance January 1	7,112	–
Amounts received	2,000	7,000
Transaction costs	(61)	(105)
Finance cost accrued	395	549
Finance cost paid	(353)	(332)
Balance	9,093	7,112

Current	855	665
Non-current	8,238	6,447
	9,093	7,112